CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Income Statement [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			65,899,081	66,142,325	66,219,742	66,136,664
Interest on Convertible Debt, Net of Tax	$ 3,923,887	$ 2,843,330	$ 7,912,424	$ 4,975,572	$ 1,863,155	$ 11,798,101